STOCKHOLDERS' DEFICIT: Schedule of Status of Warrants (Details) - Common Stock Warrants - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Warrants Outstanding	194,204,339	192,148,956
Warrants Outstanding, Weighted Average Exercise Price	$ 0.09	$ 0.09
Options or Warrants Issued	16,825,000	12,783,672
Options or Warrants Issued, Weighted Average Exercise Price	$ 0.12	$ 0.10
Options or Warrants Exercised	(11,815,000)	(9,688,917)
Options or Warrants Exercised, Weighted Average Exercise Price	$ 0.10	$ 0.10
Options or Warrants Cancelled	0	(345,205)
Options or Warrants Cancelled, Weighted Average Exercise Price	$ 0	$ 0.11
Options or Warrants Expired	(2,667,333)	(694,167)
Options or Warrants Expired, Weighted Average Exercise Price	$ 0.08	$ 0.17
Warrants Outstanding	196,547,006	194,204,339
Warrants Outstanding, Weighted Average Exercise Price	$ 0.09	$ 0.09